Munder Asset Allocation Fund-Balanced
Summary Dated October 30, 2010

CLASS A SHARES (MUBAX)	CLASS K SHARES (MUBKX)
CLASS B SHARES (MUBBX)	CLASS Y SHARES (MUBYX)
CLASS C SHARES (MUBCX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund online at www.munderfunds.com/prospectus.  You can also get this information free by calling 1-800-468-6337 or by sending an e-mail to fundcontact@munder.com.  The Fund’s Prospectus and Statement of Additional Information, each dated October 30, 2010, as supplemented, are incorporated by reference into (and are considered part of) this Summary Prospectus.

INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide an attractive investment return through a combination of long-term growth of capital and current income.

FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 11 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 58 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%(a)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other Expenses	1.30%	1.30%	1.30%	1.55%	1.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses Before Waivers and Reimbursements (e)	2.21%	2.96%	2.96%	2.21%	1.96%
Fee Waivers and/or Expense Reimbursements (f)	-0.71%	-0.71%	-0.71%	-0.71%	-0.71%
Total Net Annual Operating Expenses (e)(f)	1.50%	2.25%	2.25%	1.50%	1.25%
(a) The sales charge declines as the amount invested increases.
(b) A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.
(c) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
(d) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.
(e) Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).
(f) Pursuant to an Expense Limitation Agreement, MCM has agreed contractually through at least October 31, 2011 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A and K shares, 2.25% for Class B and C shares, and 1.25% for Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
1 Year	$694	$728	$328	$153	$127
3 Years	$1,139	$1,149	$849	$623	$547
5 Years	$1,608	$1,695	$1,495	$1,120	$992
10 Years	$2,902	$3,053	$3,230	$2,489	$2,228

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
1 Year	$694	$228	$228	$153	$127
3 Years	$1,139	$849	$849	$623	$547
5 Years	$1,608	$1,495	$1,495	$1,120	$992
10 Years	$2,902	$3,053	$3,230	$2,489	$2,228

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The advisor pursues long-term growth of capital and current income by allocating the Fund’s assets among three groups: (1) equity securities, (2) fixed income securities, and (3) cash and cash equivalents.  Under normal circumstances, at least 30% of the Fund’s assets will be invested in fixed income securities and cash and no more than 70% of its assets will be invested in equity securities.  This investment strategy may be changed without shareholder approval; however, shareholders will be provided with 30 days’ prior written notice of any such change.

In allocating Fund investments, the advisor considers the following factors, among others:

•	general market and economic conditions and trends;
•	interest rates and inflation rates;
•	fiscal and monetary developments; and
•	long-term corporate earnings growth.

The Fund’s equity allocation is divided into multiple investment styles selected by the advisor, with each style managed independently of one another.  There is no limit on the market capitalization of the companies in which the Fund may invest, or on the length of operating history for the companies, and investments may include both growth and value stocks.

The Fund’s fixed income investments will generally be rated investment grade or better, or if unrated, of comparable quality. The dollar-weighted average maturity of the Fund’s fixed income segment will generally range between three and ten years.

The Fund’s cash position will be invested in short-term, high-quality money market instruments.

Subject to the specified ranges, the Fund’s equity, fixed income and cash allocations, as well as its allocations among equity styles, will vary over time.

Although the Fund will primarily be invested in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities, including those from emerging market countries.  From time to time, the advisor will use exchange-traded funds (ETFs) to manage cash.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk
The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk
In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market.

Smaller Company Stock Risk
Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies, and therefore may be more susceptible to market downturns or changing economic conditions.  Prices of smaller companies tend to be more volatile than those of larger companies and issuers may be subject to greater degrees of changes in their earnings and prospects.  Since smaller company stocks typically have narrower markets and are traded in lower volumes, they are often more difficult to sell.

Credit (or Default) Risk
The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely or principal and/or interest payments or to otherwise honor its payment obligations.  Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility.  A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk
The value of the Fund’s fixed income investments may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

Prepayment Risk
The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value.

Foreign Securities Risk
Foreign securities tend to be more volatile and less liquid than U.S. securities.  Further, foreign securities, particularly those from emerging market countries, may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

ETF Risk
ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the past ten years compared to those of a broad-based securities market index and a 60%/40% blend of a capitalization-weighted index that represents approximately 98% of the investable U.S. equity market and an index designed to measure the performance of a segment of the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market that includes Treasuries (i.e., public obligations of the U.S. Treasury), government-related issues (i.e., agency, sovereign, supranational, and local authority debt) and corporate debt obligations with remaining maturities between one and ten years. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munderfunds.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%)
per calendar year

YTD through 9/30/10:	5.59%
Best Quarter:	18.54%	(quarter ended 3/31/00)
Worst Quarter:	-16.45%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2009
(Including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 4/13/93)
Return Before Taxes	18.47	1.07	3.29	6.78
Return After Taxes on Distributions	18.27	0.33	2.16	4.92
Return After Taxes on Distributions and Sale of Fund Shares	12.22	0.83	2.34	5.01
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	28.34	0.76	-0.20	7.66
Russell 3000®/Barclays Capital Blended Index (reflects no deductions for fees, expenses or taxes)	19.17	2.66	2.58	7.24
CLASS A (Inception 4/30/93)
Return Before Taxes	11.77	-0.30	2.52	6.31
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	28.34	0.76	-0.20	7.87
Russell 3000®/Barclays Capital Blended Index (reflects no deductions for fees, expenses or taxes)	19.17	2.66	2.58	7.36
CLASS B (Inception 6/21/94)
Return Before Taxes	12.27	-0.28	2.45	6.82
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	28.34	0.76	-0.20	8.18
Russell 3000®/Barclays Capital Blended Index (reflects no deductions for fees, expenses or taxes)	19.17	2.66	2.58	7.71
CLASS C (Inception 1/24/96)
Return Before Taxes	16.31	0.07	2.29	5.50
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	28.34	0.76	-0.20	6.15
Russell 3000®/Barclays Capital Blended Index (reflects no deductions for fees, expenses or taxes)	19.17	2.66	2.58	6.33
CLASS K (Inception 4/16/93)
Return Before Taxes	18.17	0.82	3.03	6.54
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	28.34	0.76	-0.20	7.87
Russell 3000®/Barclays Capital Blended Index (reflects no deductions for fees, expenses or taxes)	19.17	2.66	2.58	7.36

The index returns from inception for Class Y, A, B, C and K shares are as of 4/1/93, 5/1/93, 7/1/94, 2/1/96 and 5/1/93, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C and K shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

MANAGEMENT
Munder Capital Management (MCM) is the investment advisor of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Tony Y. Dong, CFA, Vice Chairman and Chief Investment Officer of MCM, has been a member of the Fund’s portfolio management team since 2005.
•	Brian E. Kozeliski, CFA, Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2008.
•	Joseph W. Skornicka, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2006.
•	Kenneth A. Smith, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2010.
•	Jeffrey R. Sullivan, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since December 2009.
•	Michael R. Vandenbossche, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2005.

PURCHASES AND SALES OF FUND SHARES
Please consult the Prospectus for eligibility requirements.  The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class K Shares	Class Y Shares
$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts
No minimum investment requirement
$1 million; $2,500 for clients of certain registered investment advisors (RIAs); no minimum for certain retirement plans and approved fee-based and/or advisory program and similar accounts; no minimum for certain MCM/Fund-related parties

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment.  Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Shares of the Fund are redeemable. You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.